Income Taxes (Details) - Schedule of Net Deferred Tax Assets	Dec. 31, 2023 USD ($)
Deferred tax assets
Net operating loss carryforwards	$ 113,635
Total deferred tax assets	113,635
Valuation allowance	(113,635)
Deferred tax assets, net valuation allowance